Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of preparation and statement of compliance

2.1. Basis of preparation and statement of compliance

Mdxhealth’s consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretation Committee (IFRS-IC) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB), as adopted by the EU (“EU IFRS”).

The material accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated. The functional and presentation currency is the U.S. Dollar ($) and all amounts are presented in thousands of U.S. Dollars, rounded to the nearest thousand, unless otherwise indicated.

Basis of consolidation

2.2. Basis of consolidation

The consolidated financial statements incorporate the financial statements of Mdxhealth SA (Belgium) and its wholly owned subsidiaries, including Mdxhealth Inc. (United States), and Mdxhealth BV (The Netherlands) for each fiscal year ending on December 31. The newly acquired Exosome Diagnostics, Inc., is a wholly owned subsidiary of Mdxhealth, Inc.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The acquisition method of accounting is used to account for business combinations by the Company.

All intercompany balances, profits and transactions are eliminated upon consolidation.

Going Concern

2.3. Going Concern

The Company has experienced net losses and significant cash used in operating activities since its inception in 2003, and as of December 31, 2025, had an accumulated deficit of $403.0 million, a net loss of $33.5 million, and net cash used in operating activities of $2.2 million. Management expects the Company to continue to incur net losses and have significant cash outflows for at least the next twelve months. While these conditions, among others, raise significant doubt about its ability to continue as a going concern, these consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of its assets and the satisfaction of liabilities in the normal course of business. A successful transition to attaining profitable operations is dependent upon achieving a level of positive cash flows adequate to support the Company’s cost structure.

As of December 31, 2025, the Company had cash and cash equivalents of $29.0 million. Taking into account the above financial situation and on the basis of the most recent business plan including the Company’s expected ability to access additional cash through debt, equity, or other means, the Company believes that it has sufficient cash to be able to continue its operations for at least the next twelve months from the date of issuance of these financial statements, and accordingly has prepared the consolidated financial statements assuming that it will continue as a going concern. This assessment is based on forecasts and projections within management’s most recent business plan as well as the Company’s expected ability to maintain adequate levels of cash as required by certain financial covenants present in the OrbiMed Credit Agreement (described in Note 16), and to access additional cash through debt, equity or other means, for which at this moment, a material uncertainty exists that casts substantial doubt on the Company’s ability to continue as a going concern.

Macroeconomic Factors

Recent macroeconomic factors, such as interest rate fluctuations, increased tariffs, and inflation in the United States and other markets, as well as volatility in the global banking and finance systems, have resulted in volatility in the capital and credit markets globally. In addition, conflicts like those in the Middle East and between Russia and Ukraine may adversely impact the Company’s business and operating results. The Company intends to continue to monitor macroeconomic conditions closely and may determine to take certain financial or operational actions in response to such conditions as appropriate, however, there is no direct or indirect impact of these conflicts on the day-to-day business of the Company, and therefore, the Company does not believe that these factors have an impact on the Company’s ability to continue as a going concern. In addition, the Company is not materially impacted by inflation, supply disruption or cyber-attacks due to the current geopolitical conflicts.

Use of estimates and judgments

2.4. Use of estimates and judgments

Management makes certain critical accounting estimates and management judgments when applying the Company’s accounting policies, which affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates and judgments are continuously evaluated based on historical experience and other factors, including expectations of future events, which are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

Judgements:

Going concern (Note 2.3)

Management needs to make significant judgements on whether the Company will have sufficient liquidity to continue operations during the next twelve months. Refer to Note 2.3 for management assessment.

OrbiMed credit agreement (Notes 16 & 18)

As part of the amortized cost accounting treatment and for the purpose of calculating the effective interest rate (EIR) of the OrbiMed credit agreement, the Company has assumed that all tranches will be drawn and has taken into account for its calculations the expected future cashflows. This assumption is used solely for EIR calculation and does not represent a commitment to draw the remaining tranche. As of the date of this report, the Company has drawn the initial tranche of $55 million in May 2024, the second tranche of $25 million in March 2025, and the third and final tranche of $20 million in March 2026.

Estimates:

The areas where assumptions and estimation uncertainties in the financial statements have potentially the most significant effect in 2025 are listed below:

Business combination (Note 3)

On August 5, 2025, the Company signed a definitive agreement to acquire the Exosome Diagnostics, Inc. business (“ExoDx”) from Bio-Techne Corporation (“Bio-Techne”), including the ExoDx Prostate (EPI) test (“Exo mdx”), CLIA-certified clinical laboratory and related assets. Closing of the transaction occurred on September 15, 2025. The Company accounted for this acquisition under the acquisition method of accounting and treated it as a business combination in accordance with IFRS. The purchase price was allocated based on the estimated fair value of net assets acquired and liabilities assumed at the date of the acquisition. Following the closing, an additional aggregate amount of $10 million is to be paid by mdxhealth to Bio-Techne in four equal annual installments, subject to certain conditions. The fair value of this contingent consideration at the acquisition date of September 15, 2025, was assessed at $11.6 million, based on the net present value expected to become payable, as further detailed in Note 3. Subsequent fair value adjustments to this contingent consideration classified as financial liability are recognized through the statement of profit or loss.

Revenue recognition (Note 4)

As further described in Note 2.7 (paragraph “Determining the Transaction Price”), the Company analyzes historical collection data on a quarterly basis and makes adjustments to its estimates. In accordance with IFRS 15, revenue is recognized where such variable consideration is included in the transaction price only to the extent that it is highly probable that the amount of revenue recognized will not be subject to significant future reversals as a result of subsequent re-estimation. The related carrying amount of trade receivables is directly impacted by this estimation, which mainly consists of amounts due from our patients’ insurance companies related to the sales of our diagnostic tests (refer to Note 14, Trade and other receivables).

Financial liabilities and assets (Note 18)

Other financial assets and liabilities are accounted for at fair value through the statement of profit or loss and include the following:

ExoDx contingent consideration

The fair value of the contingent consideration payable to Bio-Techne (for the ExoDx acquisition detailed in Note 3), which are presented in the statement of financial position under “other non-current financial liabilities” and “other current financial liabilities” are based on the net present value of the contingent payments arising from contractual obligations (level 3 input). This was initially recognized as part of the purchase price and then subsequently measured for fair value. Any changes to fair value are recorded in the statement of profit or loss through either “other operating (expense) income”, “financial income” or “financial expense” depending on the underlying driver for the fair value adjustment.

The fair value of the Exosome contingent consideration is based on risk-adjusted future cash flows discounted using a rate of 17.49%. The fair value of the liability for the year ended December 31, 2025, was valued at $6.8 million, of which $2.1 million is current.

GPS contingent consideration

The fair value of the contingent consideration payable to Exact Sciences (for the GPS acquisition), which are presented in the statement of financial position under “other non-current financial liabilities” and “other current financial liabilities” are based on the estimated timing and amount of the earnout payments (level 3 input). This was initially recognized as part of the purchase price and then subsequently measured for fair value. Any changes to fair value are recorded in the statement of profit or loss through either “other operating (expense) income”, “financial income” or “financial expense” depending on the underlying driver for the fair value adjustment.

Subsequent to year-end, mdxhealth and Exact Sciences signed an amendment to defer and extend the earnout obligation related to the GPS acquisition, as detailed in Note 28, however, these amendments were not included in the fair value calculation of the GPS contingent consideration as they occurred after the balance sheet date and are, therefore, considered a non-adjusting subsequent event.

The GPS contingent consideration liability is considered as a financial liability based on level 3 input and was valued at $49.1 million as of December 31, 2025. The fair value of the contingent consideration is based on future cash flows discounted using a rate of 17.49%. The fair value of the liability for the year ended December 31, 2025, was valued at $49.1 million, of which $28.0 million is current.

Share-based payments (Note 23)

Management estimates the fair value of the equity-settled share-based payment transactions by using the Black-Scholes option valuation model:

●	The dividend return is estimated by reference to the historical dividend payment of the Company; currently, this is estimated to be zero as no dividends have been paid since inception;
●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant;
●	Risk-free interest rate was based either on the interest rate applicable for the 10-year Belgian government bond, for shares granted prior to November 27, 2023, or on the 10-year U.S. Treasury rate, for shares granted after November 23, 2023.

New Standards, Interpretations and Amendments

2.5. New Standards, Interpretations and Amendments

2.5.1. New standards, interpretations and amendments adopted by the Company

The accounting policies have been consistently applied by the Company and are consistent with those used in previous years.

The amendments and interpretations issued by the IASB and IFRIC that apply for the first time in 2025 (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability) do not have a significant impact on the consolidated financial statements of the Company.

2.5.2. Standards and interpretations issued but not yet effective in the current period

Certain new accounting standards and amendments to standards have been published, but were not mandatory for the December 31, 2025, reporting period. At the date of authorization of these financial statements, the Company has not applied the following amendments:

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IFRS 18 Presentation and Disclosure in Financial Statements, effective 1 January 2027, endorsed by the EU. It is generally expected that this will have an impact on the Company’s presentation of its financial statements. Among others, IFRS 18 introduces new subtotals (“operating profit” and “profit or loss before financing and income tax”) that are mandatory, along with a requirement to present the operating expenses in a way that provides the reader of the financial statement with the “most useful structured summary” of its expenses. Additionally, there are also additional requirements for Management-defined Performance Measures and for the Aggregation/Disaggregation of information. The Company will be analyzing the impact of IFRS 18 on its consolidated financial statements and the impact it will have on the reported line items of the financial statements.

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Amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments (applicable for annual periods beginning on or after 1 January 2026). The Company is assessing requirements in respect of additional disclosures.

Foreign currency translation

2.6. Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Company’s functional and presentation currency is the U.S. dollar based on the continuing development of the commercial activities in the U.S. market.

Foreign currency transactions are translated into the functional currency using the exchange rates at the date of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss.

The results and financial positions of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that balance sheet. At December 31, 2025, the official exchange rate applied for assets and liabilities was €1 to $1.175 (2024: €1 to $1.039) quoted by the European Central Bank.
●	Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates. At December 31, 2025, income and expenses were translated at the average exchange rate of €1 to $1.130 (2024: €1 to $1.082) quoted by the European Central Bank.
●	All resulting exchange differences are recognized in other comprehensive income.

Revenue recognition

2.7. Revenue recognition

The Company recognizes revenue in accordance with the provisions of IFRS 15, Revenue from Contracts with Customers applying the five-step model.

The Company recognizes testing revenue from the sale of tests performed for customers, including patients and institutions, at the time test results are reported to physicians and billed to the appropriate party. Most tests requested by customers are sold without a written agreement; however, the Company determines that an implied contract exists with its customers for whom a physician will order the test. The Company identifies each sale of its test to a customer as a single performance obligation. A stated contract price does not exist and the transaction price for each implied contract with a customer represents variable consideration. The Company estimates the variable consideration under the portfolio approach and considers the historical reimbursement data from third-party commercial and governmental payers and patients, as well as known or anticipated reimbursement trends not reflected in the historical data. The Company monitors the estimated amount to be collected in the portfolio at each reporting period based on actual cash collections in order to assess whether a revision to the estimate is required. Both the estimate and any subsequent revision contain uncertainty and require the use of significant judgment in the estimation of the variable consideration and application of the constraint for such variable consideration. The Company analyzes its actual cash collections over the expected reimbursement period and compares it with the estimated variable consideration for each payer group and any difference is recognized as an adjustment to estimated revenue after the expected reimbursement period, subject to assessment of the risk of future revenue reversal.

When historical collection data is insufficient to estimate future collections, the Company defaults to cash basis, meaning that revenues will not be recognized until actual cash payment is received from the payor.

During the year ended December 31, 2025, in response to recent payment trends from certain payors, the Company proactively revised assumptions used to estimate variable consideration for its testing revenues. Specifically, to better reflect current collection trends, the Company reduced the historical timeframe it uses to assess unpaid claims from nine months to three months. This change in accounting estimate was accounted for prospectively. The effect of this change was a reduction in estimated collections, which resulted in a decrease to recognized revenue of approximately $3.8 million for the year ended December 31, 2025.

Total revenue in any given year includes amounts related to tests performed in previous years that relate to:

●	revenue from transactions in previous years that did not previously meet the revenue recognition criteria;

●	differences between the revenue recognized in previous years and the actual amount received; and

●	reversals of revenue relating to balances that are outstanding for more than 9 months.

Segment information

2.8. Segment information

Information for the Company’s operating segments has been determined by reference to the information used by the chief operating decision maker (“CODM”) of the Company to review the performance of the Company and in making decisions on allocation of resources, the nature of the activities and the management structure and accountabilities. The Company’s CEO has been identified as the chief operating decision maker in accordance with his designated responsibility for the allocation of resources to operating segments and assessing their performance through periodic reporting. The CODM periodically reviews the Company’s performance based on information at a company level.

The Company monitors the profitability of the group as a whole given revenues are generated from clinical laboratory service testing and accordingly does not distinguish different business segments.

intangible assets

2.9. intangible assets

Initial measurement:

Externally acquired

Intangible assets are recognized on business combinations if they are separable from the acquired entity or give rise to other contractual/legal rights. The amounts ascribed to such intangibles are determined using appropriate valuation techniques.

Intangible assets are recognized on the business combinations of NovioGendix in 2015 (Select mdx), GPS in 2022, and ExoDx in 2025, and include:

●	Externally acquired intellectual property, including patents, technology and related IP;

●	Trade names; and

●	Customers.

All were valued through application of the relief from royalty method, except for the customers which were valued on the basis of multi-period excess earnings method.

Externally acquired intangible assets also include patents and software licenses which are initially recognized at cost.

Internally generated intangible assets (development costs)

Development costs are capitalized when requirements for capitalization during the development phase have been met. In absence of meeting the requirements, these are expensed in the period in which they were incurred as research and development expenses.

Internally generated intangible assets relate to Confirm mdx, Resolve mdx, Select mdx and GPS.

Subsequent measurement

Intangible assets are carried at their cost less any accumulated amortization and any accumulated impairment losses amortized on a straight-line basis over their estimated useful lives on the following basis:

●	Patents & software: shorter of (a) 5 years; or (b) the software license period / patent life

●	Externally acquired intellectual property and trade names: 15 years

●	Customers: 6.5 years

●	Internally developed intangible assets costs: 5 years

Amortization over the asset’s useful life shall begin when the asset is available for use. Amortization of intangible assets are presented as a separate line in the consolidated statement of profit or loss.

Property, plant and equipment

2.10. Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment. Repair and maintenance costs are charged to the income statement as incurred. Depreciation is charged to write off the cost or valuation of assets over their useful lives, using the straight-line method, on the following basis:

●	Equipment: 5 years

●	IT hardware and software: 3 years

●	Furniture: 5 years

●	Vehicles: 5 years

●	Leasehold improvements: in line with the non-cancellable lease period of the related lease

Right-of-use assets and liabilities

2.11. Right-of-use assets and liabilities

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use), except for short-term leases (with a lease term of 12 months or less) and leases of low value assets. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Depreciation periods range between 3 and 6 years. Right-of-use assets are subject to impairment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term, except for short-term leases and leases of low value assets (for which the payments are recognized in the operating expenses). The lease payments include fixed payments, less any lease incentives receivable, and variable lease payments that depend on an index or a rate (which are in substance fixed payments). The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date which is in the following ranges:

●	Buildings: 7.8% and 13.8%

●	Vehicles: 2.5%

●	Materials: 6.4% and 13.2%

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Impairment of assets

2.12. Impairment of assets

Goodwill and intangible assets that have an indefinite useful life, are not subject to amortization, and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. The Company monitors its Goodwill at consolidated Company level which is the level of the Company of cash-generating units (CGUs) benefiting from the synergies. Non-financial assets other than Goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Inventories

2.13. Inventories

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises merely purchase costs, as the inventory consists solely of raw materials. Raw materials are not ordinarily interchangeable, and they are as such accounted for using the specific identification of their individual cost.

The Company does not hold work-in-progress or finished goods inventories.

Cash and cash equivalents

2.14. Cash and cash equivalents

Cash and cash equivalents are carried on the consolidated statement of financial position at amortized cost. For the purposes of the cash flow statements, cash and cash equivalents comprise cash on hand, deposits held on call with banks, other short-term highly liquid investments and bank overdrafts. Bank overdrafts, if any, are included in borrowings included in current liabilities.

Cash flows from the settlement of contingent consideration (earnout) liabilities related to business combinations are classified in the consolidated statement of cash flows based on the nature of the underlying payment. The portion of the cash payment up to the fair value of the contingent consideration initially recognized at the acquisition date is classified as cash flows from investing activities. Any cash payments made in excess of the initial acquisition-date fair value (representing subsequent fair value adjustments) are classified as cash flows from financing activities.

Taxation

2.15. Taxation

Current tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Deferred income tax is provided in full using the “balance sheet liability method”, on temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. As such, no deferred tax assets have been recognized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity or tax consolidation group, and the same taxation authority.

Share Capital

2.16. Share Capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Financial Assets

2.17. Financial Assets

The financial assets consist mainly of trade receivables and other current assets (deposits), the Company’s option to settle part of the earnout obligation to Exact Sciences and Bio-Techne in cash or through the issuance of additional shares of the Company (as detailed in Note 18), and the Company’s right for early repayment of the OrbiMed loan.

Trade receivables and other current assets (deposits)

Classification and measurement on initial recognition

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.

The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

Trade receivables do not carry any interest and are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Subsequent measurement

After initial recognition, trade receivables and some other current assets, as listed in Note 14, are measured at amortized cost using the effective interest method, less provision for impairment based on expected credit losses.

Option to settle the earnout obligations in cash or through the issuance of additional shares of the Company

Classification and measurement on initial recognition

At the option of mdxhealth, the earnout amounts to Exact Sciences and Bio-Techne can be settled in cash or through the issuance of additional shares of the Company, valued as a function of the volume-weighted average trading price of the Company’s shares at the end of the relevant earnout period, subject to a cap).

These options are considered as embedded derivatives of their host financial (earnout) liability and not closely related to the host financial liability, and are recognized at fair value through the statement of profit or loss at each closing date using a Monte Carlo valuation model.

After initial recognition, the Company’s option to settle part of the earnout obligation to Exact Sciences and Bio-Techne in cash or through the issuance of additional shares of the Company (as detailed in Note 16) as well as the Company’s right for early repayment of the OrbiMed loan, are valued at fair value through the statement of profit or loss.

Financial Liabilities

2.18. Financial Liabilities

The financial liabilities consist mainly of loans and borrowings, lease liabilities, trade and other payables and other financial liabilities that include derivative financial liabilities and contingent consideration related to business combinations.

Measurement on initial recognition

At initial recognition, financial liabilities are measured at fair value less transaction costs unless the financial liability is carried at fair value through the statement of profit or loss, in which case the transaction costs are immediately recognized in the statement of profit or loss. The best estimate of the fair value at initial recognition is usually the transaction price, represented by the fair value of the consideration given or received in exchange for the financial instrument.

The fair value of the contingent consideration payable at the date of acquisition was initially computed as the sum of the probability-weighted fair values of the purchase prices, as follows:

●	GPS: the liability recognized reflects an estimate of the current net present value at the date of acquisition, which is expected to become payable.

●	ExoDx: the liability recognized reflects a probability-weighted estimate at the current net present value at the date of acquisition, which is expected to become payable.
●	NovioGendix: the fair value of each of the potential product development paths is in turn computed as the sum of the survival probability discounted to present values of the contingent payments in each such path, including the milestone and commercialization payments. Any other financial liability included in the consideration payable for a business combination is recorded at fair value at the date of acquisition.

The fair value of the derivative financial liabilities is determined as follows:

●	Exact Sciences 5-Year Warrants: The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of mdxhealth was measured using a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price. Following approval at the Company’s General Assembly in June 2024 for the issuance of the warrants to Exact Sciences, the warrants were considered equity instruments and accordingly reclassified from liabilities to equity.
●	Innovatus: The derivative financial instrument related to the Innovatus debt facility option to convert up to 15% of the outstanding aggregate principal amount into ordinary shares of the Company for a period up to August 2, 2025, was accounted for at fair value with a portion of the transaction costs allocated to the embedded derivative being expensed as incurred. The embedded derivative was to be measured as an American call option using a binomial tree option pricing model with changes to fair value being recorded in the statement of profit or loss under financial expenses or income. The Innovatus debt facility was fully repaid on May 1, 2024, and replaced with a new debt facility from OrbiMed, as described further in Note 16.

Subsequent measurement

After initial recognition, loans and borrowings, lease liabilities, trade and other payables, are measured at amortized cost using the effective interest method. Contingent considerations and derivative financial liabilities are measured at fair value and are reviewed at each reporting period, with any changes in fair value recorded in the statement of profit or loss in either operating results (e.g., for changes in internal forecasts and projections) or financial results (e.g., for changes in net present value), depending on the nature of the driver of the fair-value adjustment.

Retirement benefit plans and employee savings plans

2.19. Retirement benefit plans and employee savings plans

Payments to defined contribution employee savings plans are charged as an expense as they fall due. The Company does not offer nor operate any material defined benefit plans for its employees.

Share-based compensation plans for personnel, directors and business associates

2.20. Share-based compensation plans for personnel, directors and business associates

The Company grants stock options in accordance with several share-based compensation plans in consideration for services performed by personnel, directors and business associates. The cost of the services rendered is measured at the fair value of the granted options and recognized as an expense in the statement of profit or loss. The corresponding credit is recorded directly into equity.

The estimate of the number of options which will ultimately vest is revised at each reporting date. The change in estimate is recorded as an expense with a corresponding correction in equity.

The received amount, less directly attributable transaction costs, will be recorded as share capital and share premium when the options are exercised.